Note 10 - Other Long-Term Assets (Tables)	12 Months Ended
Oct. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Other Assets, Noncurrent [Table Text Block]
As of October 31	2013	2012
Financial instrument pledged as security on long-term debt(a)	$36,370	$38,989
Long-term note receivable(b)	7,707	14,172
Pension assets (Note 24)	7,551	-
Goodwill (Note 11)	2,420	2,526
Other(c)	2,712	2,503
Other long-term assets	$56,760	$58,190